Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Summary of Profit After Taxation on Demerger of Discontinued Operations

2022 £m

Fair value of the Consumer Healthcare business distributed (54.5%)	15,526

Fair value of the retained ownership in Haleon plc (13.5%)	3,853

Total fair value	19,379

Carrying amount of the net assets and liabilities distributed/de-recognised	(12,887)

Carrying amount of the non-controlling interest de-recognised	3,038

Gain on demerger before exchange movements and transaction costs	9,530

Reclassification of exchange movements and net investment hedge movements on disposal of overseas subsidiaries	554

Total gain on the demerger of Consumer Healthcare	10,084

Summary of Financial Information Relating to Discontinued Operations

Total results	2022 £m	2021 £m	2020 £m

Turnover	5,581	9,418	9,745

Expense	(4,730)	(7,575)	(7,947)

Profit before tax	851	1,843	1,798

Taxation	(235)	(263)	(513)

Tax rate %	27.6%	14.3%	28.5%

(Loss)/profit after taxation from discontinued operations: Consumer Healthcare	616	1,580	1,285

Other gains/(losses) on demerger	2,433	–	–

Remeasurement of discontinued operations distributed to shareholders on demerger	7,651	–	–

Profit after taxation on demerger of discontinued operations	10,700	1,580	1,285

Non-controlling interest in discontinued operations	205	511	409

Earnings attributable to shareholders from discontinued operations	10,495	1,069	876

Earnings per share from discontinued operations	260.6p	26.7p	22.0p

Summary of Cash Flows from Business Combinations

Cash flows	Business acquisitions £m	Business disposals £m	Associates and joint ventures investments £m

Cash consideration received/(paid)	–	786	(4)

Net deferred consideration	–	(19)	–

Transaction costs	(6)	(27)	–

Cash and cash equivalents acquired/(divested)	21	(481)	–

Cash (outflow)/inflow	15	259	(4)

2020 Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill	his represented goodwill of £124 million, cash of £21 million and other assets acquired of £18 million less non-controlling
interest of £14 million and net liabilities of £20 million.

Total £m

Net assets acquired:

Intangible assets	2

Property, plant and equipment	5

Inventory	5

Trade and other receivables	6

Cash and cash equivalents	21

Trade and other payables	(20)

19

Non-controlling interest	(14)

Goodwill	124

129

Non-cash consideration (settlement of a promissory note)	129

Total consideration	129

Summary of Cash Flows from Business Combinations

Cash flows	Business acquisitions £m	Business disposals - demerger £m	Business disposals - other £m

Cash consideration	(3,392)	–	–

Net deferred consideration paid	–	–	(34)

Cash and cash equivalents (divested)/acquired	284	(933)	(9)

	(3,108)	(933)	(43)

Transaction costs paid	(79)	(141)	–

Cash (outflow)/inflow	(3,187)	(1,074)	(43)

Summary of Profit on Disposal of Businesses
The profit on the disposal of the businesses in the year of £2,795 million was
calculated as follows:

	Horlicks divestment £m	Other (1) £m	Total £m

Consideration:

Cash consideration receivable including currency forwards and purchase adjustments	492	157	649

Equity investment in Hindustan Unilever Limited	3,124	–	3,124

Total	3,616	157	3,773

Net assets disposed:

Goodwill	142	1	143

Intangible assets	15	103	118

Property, plant and equipment	56	12	68

Inventory	–	6	6

Cash and cash equivalents	478	3	481

Other net (liabilities)/assets	(155)	1	(154)

Total	536	126	662

Costs:

Transaction costs	12	28	40

Derivative	240	–	240

Reclassification of exchange from other comprehensive income	36	–	36

Total	288	28	316

Gain on disposals	2,792	3	2,795

2021 Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Summary of Cash Flows from Business Combinations

	Business disposals £m	Associates and joint ventures disposals £m

Cash consideration received	43	277

Net deferred consideration paid	(51)	–

Transaction costs	(8)	–

Cash and cash equivalents (divested)/acquired	(1)	–

Cash (outflow)/inflow	(17)	277

Summary of Profit on Disposal of Businesses	The profit on the disposal of the businesses in the year of £24 million was calculated as follows:

Total £m

Consideration:

Cash consideration including currency forwards, purchase adjustments and deferred consideration	10

Total	10

Net assets sold:

Property, plant and equipment	3

Cash and cash equivalents	1

Other net assets	1

Total	5

Costs:

Deal costs	(16)

Reclassification of exchange from other comprehensive income	35

Gain on disposals in 2021	24

2022 Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill

	Sierra Oncology £m	Affinivax £m	Total £m

Net assets acquired

Intangible assets	1,497	1,467	2,964

Property, plant and equipment	–	30	30

Right of use assets	1	52	53

Inventory	60	–	60

Trade and other receivables	2	17	19

Cash and cash equivalents	175	109	284

Lease liabilities	(1)	(55)	(56)

Trade and other payables	(40)	(77)	(117)

Taxation	(259)	(236)	(495)

	1,435	1,307	2,742

Goodwill	162	965	1,127

Total	1,597	2,272	3,869

Total cash	1,597	1,790	3,387

Fair value of contingent consideration	–	482	482